Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 67,613,835.80
Total Fee Amount	9,337.47
Total Offset Amount	0.00
Net Fee	$ 9,337.47
Offering Table N/A
Offset Table N/A	N/A